Note 17 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
17	Exploration and evaluation assets

	Bilboes Gold	Motapa	Maligreen	Connemara North	GG	Sabiwa	Abercorn	Valentine	Total

Balance at January 1, 2022	–	–	4,196	463	3,618	290	16	65	8,648
Acquisition costs:
- Mining claims acquired	–	7,844	–	–	–	–	–	–	7,844
Exploration costs:
- Consumables and drilling	–	–	1,170	–	36	–	–	–	1,206
- Contractor	–	–	–	4	–	–	–	–	4
- Labour	–	–	260	–	37	–	11	–	308
- Power	–	–	–	–	32	4	–	–	36
Impairment *	–	–	–	(467)	–	–	–	–	(467)
Balance at December 31, 2022	–	7,844	5,626	–	3,723	294	27	65	17,579

Balance at January 1, 2023	–	7,844	5,626	–	3,723	294	27	65	17,579
Acquisition costs:
- Bilboes Gold	73,198	–	–	–	–	–	–	–	73,198
Decommissioning asset estimation adjustment	–	1,466	152	–	–	–	–	–	1,618
Exploration costs:	–	–	–	–	–	–	–	–
- Consumables and drilling	–	903	102	–	–	–	–	–	1,005
- Contractor	–	2	–	–	–	–	–	–	2
- Labour	–	377	111	–	–	–	–	–	488
- Power	–	–	7	–	–	–	–	–	7
- Other	375	–	–	–	–	–	–	–	375
Balance at December 31, 2023	73,573	10,592	5,998	–	3,723	294	27	65	94,272

*

Caledonia completed sufficient work to establish that the potential orebody at the Connemara North property would not meet Caledonia’s requirements in terms of size, grade and width.  Accordingly, Caledonia did not exercise the option to acquire the property.  The costs have been impaired to $Nil.

Non cash acquisitions of exploration and evaluation assets consist of Bilboes acquisition ($73,198), decommissioning ($1,618) and Bilboes lease right use of asset ($40).

17	Exploration and evaluation assets (continued)

(a)	Bilboes Gold

Refer to note 5 for more information on the acquisition of the Bilboes Gold sulphide exploration and evaluation project.

(b)	Motapa

On November 1, 2022 Caledonia entered into a share purchase agreement with Bulawayo Mining Company Limited (“Bulawayo Mining”) to acquire all the shares of Motapa Mining Company UK Limited (“Motapa”), along with its wholly owned subsidiary Arraskar Investments (Private) Limited (“Arraskar”) (“Share Purchase Agreement”).

Caledonia considers Motapa to be highly prospective and strategically important to its growth ambitions in Zimbabwe in terms of both location and scale. Motapa is a large exploration property which is contiguous to the Bilboes gold project.

The Motapa asset has been mined throughout most of the second half of the 20th century, Caledonia understands that during this period the region produced as much as 300,000 ounces of gold. Whilst none of the mining infrastructure remains, the evidence of historical mining will provide guidance to our exploration team in best understanding the prospectivity of the region.

The acquisition was accounted for as an asset acquisition as the net assets acquired do not meet the definition of a business. The purchase price of the net assets acquired was allocated to exploration and evaluation assets based on management’s estimation of the fair value at acquisition.

The initial purchase price of $1 million was paid on November 1, 2022. Stamp duties of $41 were paid on November 9, 2022. There were no liabilities assumed with the acquisition of Motapa and Arraskar. The remainder of the purchase price was settled by way of loan notes (refer to note 30.1).  The final settlement was made on July 3, 2023.

(c)	Maligreen

On November 3, 2021 the mining claims over the Maligreen project (“Maligreen”), a property situated in the Gweru mining district in the Zimbabwe Midlands, were transferred to Caledonia Holdings Zimbabwe (Private) Limited for a total cash consideration of US$4 million.

Maligreen is a substantial brownfield exploration opportunity with significant historical exploration and evaluation work having been conducted on the property over the last 30 years including:

●	An estimated 60,000 meters of diamond core and percussion drilling

●	3.5 tonnes of bulk metallurgical test work

●	Aeromagnetic and ground geophysical surveys

The total land area of Maligreen is approximately 550 hectares comprising two historic open pit mining operations which produced approximately 20,000 oz of gold mined from oxides between 2000 and 2002 after which the operation was closed.

17	Exploration and evaluation assets (continued)
(c)	Maligreen (continued)

On November 7, 2022 the Company published an announcement and an updated technical report on SEDAR updating the estimated mineral resources at Maligreen. The report has an effective date of September 30, 2022 and estimates measured and indicated mineral resources of 8.03 million tonnes at a grade of 1.71g/t containing approximately 442,000 ounces of gold and inferred mineral resources of 6.17 million tonnes at a grade of 2.12g/t containing approximately 420,000 ounces of gold. The upgrade to the mineral resources at Maligreen improves the geological confidence of approximately half the mineral resources from inferred to measured and indicated mineral resources from the previous mineral resources statement.